AXS 2X NKE Bull Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,057,370
TOTAL NET ASSETS — 100.0%	$1,057,370

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Nike, Inc., Class B	Receive	5.57% (OBRF01* +125bps)	At Maturity	7/13/23	$1,882,633	$-	$231,854
TOTAL EQUITY SWAP CONTRACTS								$231,854

*	OBFR01 - Overnight Bank Funding Rate, 4.32% as of December 31, 2022.